Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
Assets:
Deposits with SMBC	¥ 61,626,567	¥ 56,700,489
Loans to SMBC	94,671,818	90,682,938
Other assets	4,272,630	4,079,871
Current tax assets	161,729	143,459
Total assets	212,158,463	195,503,623
Liabilities and equity:
Debt securities in issue	10,985,048	11,171,209
Other liabilities	7,601,355	6,131,739
Total liabilities	201,223,585	183,730,177
Shareholders' equity	10,190,106	10,680,620
Other equity instruments holders' equity	684,476	598,703
Total equity	10,934,878	11,773,446	¥ 11,887,283
Total equity and liabilities	212,158,463	195,503,623
Sumitomo mitsui banking corporation [member]
Liabilities and equity:
Debt securities in issue	2,568,922	4,540,733
Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	2,106,011	1,732,336
SMFG [member]
Assets:
Investments in other subsidiaries, associates and joint ventures	1,733,095	1,477,703
Other assets	136,040	93,112
Current tax assets	127,542	118,878
Total assets	14,230,283	12,995,831
Liabilities and equity:
Long-term borrowings	231,276	234,223
Debt securities in issue	6,013,305	4,898,140
Other liabilities	85,580	52,813
Total liabilities	7,564,276	6,697,503
Shareholders' equity	5,985,688	5,702,082
Other equity instruments holders' equity	680,319	596,246
Total equity	6,666,007	6,298,328
Total equity and liabilities	14,230,283	12,995,831
SMFG [member] | Sumitomo mitsui banking corporation [member]
Assets:
Deposits with SMBC	174,641	434,005
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	7,445,175	6,258,343
Liabilities and equity:
Short-term borrowings from SMBC	1,228,030	1,228,030
SMFG [member] | Other subsidiaries [member]
Liabilities and equity:
Debt securities in issue	¥ 6,085	¥ 284,297